SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
	Year ended December 31,
	2025	2024	2023

Expected term, in years	4.57	4.57	4.59
Expected volatility	67%	69%	67%
Risk-free interest rate	3.74%-4.10%	3.72%-4.40%	4.30%-4.55%
Expected dividend yield	0%	0%	0%

Summary of Share-Based Compensation Arrangements by Share-based Payment Award
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2025	10,857,287	$4.76	4.20	$4,343

Granted	550,016	$1.55
Exercised	1,094,849	$0.73		$705
Forfeited	120,716	$3.66
Expired	646,042	$5.1

Outstanding at December 31, 2025	9,545,696	$5.03	3.36	$539

Exercisable at December 31, 2025	8,496,180	$5.41	3.06	$507

Summary of Restricted Stock Units granted
	Number of shares	Weighted average grant date fair value per share

Unvested as of January 1, 2025	16,859,323	$2.15
Granted	17,509,288	$1.27
Vested	5,569,484	$2.24
Forfeited	3,374,691	$2.99
Unvested as of December 31, 2025	25,424,436	$1.41

Summary of Share Based Payment Award Equity Instruments Other Than Options Valuation Assumptions
Year ended December, 31,2025

Share price	$1.20
Expected volatility	86.61%
Risk-free interest rate	3.69%
Expected dividend yield	0%
Expected term (years)	2.67-2.98

Summary of Share-Based Payment Arrangement, Expensed and Capitalized, Amount
	Year ended December 31,
	2025	2024	2023

Cost of revenues	$5,211	$2,720	$1,587
Research and development	6,243	11,221	13,690
Sales and marketing	790	1,228	1,409
General and administrative	3,710	4,513	5,634

	$15,954	$19,682	$22,320